Investments in Associates - Summary of Significant Investments in Associates (Parenthetical) (Detail) - CAD ($) $ in Millions	6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Apr. 30, 2023
Disclosure of associates [line items]
Investments in associates based on quoted Stock Exchange price on Shanghai	$ 548	$ 513	$ 529
Impairment of investments in associates	0	0	185
Undistributed retained earnings	$ 73	$ 70	$ 71	$ 69